Share-Based Payments - Change in Number of Free Shares Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Number Of Shares Outstanding [line items]
Granted during the period		8,300	625,200
Free Share [Member]
Changes In Number Of Shares Outstanding [line items]
Balance at beginning of period	1,036,850			1,008,329	641,360
Granted during the period	46,500			310,350	750,500
Forfeited during the period	18,650			24,000	61,833
Exercised during the period	241,844			257,829	321,698
Expired during the period	0			0	0
Balance at end of period	822,856			1,036,850	1,008,329